Subsequent Events	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, except as noted below and in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On March 30, 2021, April 10, 2021, May 4, 2021 and May 6, 2021, four purported stockholders of RAAC sent demand letters requesting that RAAC provide additional disclosures in an amendment to the registration statement filed in connection with the Berkshire Grey Business Combination. The Company believes that the allegations in the demand letters are meritless and no additional disclosure is required in such registration statement.

NOTE 12. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than as noted below and in Note 2 and Note 11.

12A — Merger and Subscription Agreements

On February 23, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Pickup Merger Corp, a Delaware corporation and a direct, wholly owned subsidiary of the Company (“Merger Sub”), and Berkshire Grey, Inc., a Delaware corporation (“Berkshire Grey”), relating to a proposed business combination with Berkshire Grey (the “Berkshire Grey Business Combination”). Pursuant to the Merger Agreement, Merger Sub will merge with and into Berkshire Grey, with Berkshire Grey being the surviving corporation of the merger and a direct, wholly owned subsidiary of the Company.

Subject to the terms and conditions of the Merger Agreement, the consideration to be paid in respect of each share of common stock, par value $0.001 per share, of Berkshire Grey (“Berkshire Grey Common Stock”) issued and outstanding immediately prior to the effective time of the Merger will be a number of shares of newly-issued Class A common stock of the Company (with each share valued at $10.00), par value $0.0001 per share (“RAAC Class A Common Stock”), equal to (x) $2,250,000,000.00 divided by (y) the number of shares of Aggregate Fully Diluted Company Stock (as defined in the Merger Agreement). Immediately prior to the closing of the Business Combination (the “Closing”), all of the outstanding shares of each series of preferred stock of Berkshire Grey will be converted into shares of Berkshire Grey Common Stock.

At the Closing, each outstanding option to acquire Berkshire Grey Common Stock and each award of restricted Berkshire Grey Common Stock will be converted into the right to receive an option relating to shares of Class A Stock and an award of restricted shares of Class A Stock, as applicable, upon substantially the same terms and conditions, including with respect to vesting and termination-related provisions, as existed prior to the Closing, except that the number of shares underlying such option and the exercise price and the number of shares subject to restricted stock awards, in each case, shall be determined as set forth in the Merger Agreement.

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Merger Agreement.

Concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors have committed to purchase an aggregate amount of $165,000,000 in shares of Class A Stock at a purchase price of $10.00 per share, substantially concurrent with, and contingent upon, the Closing (the “PIPE Investment”).

The Subscription Agreements for the PIPE Investors provide for certain registration rights. In particular, the Company is required to, within 30 calendar days following the Closing, file with the SEC a registration statement registering the resale of the securities issued pursuant to the Subscription Agreements. Additionally, the Company is required to use its commercially reasonable efforts to have such registration statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) the 90th calendar day following the filing date thereof and (ii) the 10th business day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that the registration statement will not be “reviewed” or will not be subject to further review.

Each Subscription Agreement will terminate with no further force and effect upon the earliest to occur of: (a) such date and time as the Merger Agreement is terminated in accordance with its terms; (b) the mutual written agreement of the parties to such Subscription Agreement; (c) if any of the conditions to closing set forth in the Subscription Agreements are not satisfied on or prior to the closing of the PIPE Investment and, as a result thereof, the transactions contemplated by such Subscription Agreement fail to occur; and (d) if the consummation of the Berkshire Grey Business Combination has not occurred by the Outside Date.

12B — Demand Letters

On March 30, 2021, April 10, 2021, May 4, 2021 and May 6, 2021, four purported stockholders of RAAC sent demand letters requesting that RAAC provide additional disclosures in an amendment to the registration statement filed in connection with the Berkshire Grey Business Combination. The Company believes that the allegations in the demand letters are meritless and no additional disclosure is required in such registration statement.